RIGHTS-OF-USE ASSETS AND LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2018
RIGHTS-OF-USE ASSETS AND LEASE OBLIGATIONS
RIGHTS-OF-USE ASSETS AND LEASE OBLIGATIONS

25.     RIGHTS-OF-USE ASSETS AND LEASE OBLIGATIONS

The Group’s lease contracts largely relate to leases of cellular sites (i.e. land, space in cell towers or rooftop surface areas), network infrastructure, and retail stores as well as buildings used for administrative or technical purposes.

The Group recognizes a right-of-use asset and a corresponding lease liability with respect to all lease aggreements (including sub-lease and lease of intangible assets), which conveys the right to control the use of identified assets for a period of time in exchange for consideration, except for short-term leases (with a lease term of 12 months or less). For these leases, the Group recognizes the lease payments as operating expenses over the term of the lease. When identifying the lease, the Group uses practical expedient of IFRS 16 permitting the lessee not to separate the non-lease components of the contract and, instead, to account for any lease and associated non-lease components as a single arrangements.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the incremental borrowing rate of the Group. The incremental borrowing rate of the Group is determined based on the credit spreads of the Group debt instruments in relation to the zero-coupon yield curve for government securities. The lease payments include fixed payments, variable payments that depend on index or rate, amounts expected to be paid under residual value guarantee, the execise price under a purchase option the Group is reasonably certain to exercise as well as early termination fees unless the Group is reasonably certain not to terminate earlier. Variable payments that depend on external factors (such as sale volume of a particular retail store) are expensed as incurred.

Lease liability is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, or if the Group changes its assessment of whether it will exercise a purchase, extension or termination option. A corresponding adjustment is made to the carrying amount of the right-of-use assets, or is recorded in profit or loss if the carrying amount of right-of-use asset had been reduced to zero.

Right-of-use assets are initially measured at cost, which is the initial amount of lease liability adjusted for any lease payments made at or before the commencement date, plus any direct costs incurred and an estimate of costs to dismantle, remove or restore the underlying asset less any lease incentives received.

Right-of-use assets are subsequently amortized on a straight-line basis over the expected lease term. The lease term corresponds to the non-cancellable period of each contract except in cases where the Group is reasonably certain of exercising renewal or termination options. When assessing the lease term, the Group considers all facts and circumstances that create an economic incentive for the Group to exercise the option to extend the lease, such as useful life of the asset located on the leased site, sites replacement statistics, sequence of technology change, profitability of our retail stores as well as costs to terminate or enter into lease contracts.

The table below summarises the estimated terms, over which the right-of-use assets are amortized:

Lease of:
sites for placement of network equipment and base stations inside the buildings	10 years
sites for placement of network equipment and base stations on land	20 years
fiber-optic lines	2 years
retail stores	Up to 8 years
administrative offices, warehouses, parking garages	not less than 3 years
vehicles	4 – 5 years

Right-of-use assets are tested for impairment in accordance with IAS 36 Impairment of Assets. This replace the previous requirement to recognize a provision for onerous lease contracts.

The following table presents a summary of net book value of rights-of-use assets:

December 31,
Lease of:	2018
Sites for placement of network and base station equipment	92,500
Land and buildings	53,792
Vehicles and other	1,210
Exclusive rights for trademarks	1,505
Rights-of-use assets, net	149,007

Depreciation of the rights-of-use assets for the twelve months ended December 31, 2018 included in depreciation and amortization expense in the accompanying consolidated statement of profit or loss was as follows:

Lease of:	2018
Sites for network and base station equipment	7,784
Land and buildings	10,955
Vehicles and other	135
Exclusive rights for trademarks	694
Depreciation charge, total	19,568

Additions to the assets leased during the twelve months ended December 31, 2018 amounted to RUB 22,572 million.

Interest expense accrued on lease obligations for the the twelve months ended December 31, 2018 totaled RUB 13,917 million and was included in finance costs in the accompanying consolidated statements of profit or loss.

As of December 31, 2018, expenses recognized in respect of variable lease payments not included on the measurement of lease liabilities and short-term leases amounted to RUB 209 million and RUB 173 million, respectively.

The following table presents future minimum lease payments under lease arrangements together with the present value of the net minimum lease payments as at December 31, 2018:

December 31,
2018
Minimum lease payments, including:
Current portion (less than 1 year)	30,220
More than 1 to 5 years	107,403
Over 5 years	116,420
Total minimum lease payments	254,043
Less amount representing interest	(93,491)
Present value of net minimum lease payments, including:
Current portion (less than 1 year)	15,812
More than 1 to 5 years	62,468
Over 5 years	82,272
Total present value of net minimum lease payments	160,552
Less current portion of lease obligations	(15,812)
Non-current portion of lease obligations	144,740

Total cash outflows for leases for the year ended December 31, 2018 totaled to RUB 27,643 million, of which 13,684 million was included in interest paid.

A minor part of the Group’s lease contracts for retail stores include variable payments that depend on sales volume of the respective store. A 1% increase in the sales of the respective stores is not expected to have any material effect on the Group’s profit or loss.

The Group’s lease contracts include typical restrictions and covenants common for local business practice, such as the responsibility of the Group for regular maintenance and repair of the lease assets and their insurance, redesign and conduction of permanent improvements only with the consent of the lessor, and use of the leased asset in accordance with current legislation.

Comparative information under IAS 17 Leases

Accounting policy – Under IAS 17 leases were classified as finance or operating. Leases were classified as finance whenever the terms of the lease transfered substantially all risks and rewards incidental to ownership of the leased asset to the Group. At the commencement of the lease term, the leased asset was measured at the lower of fair value or present value of the future minimum lease payments and was depreciated over the lease term. The corresponding liability was recognized in the consolidated statement of financial position within borrowings. The discount rate used in the calculating the present value of minimum lease payments was the interest rate implicit in the lease. If there was no interest rate in the lease, the Group’s incremental borrowing rate was used.

Payments for lease contracts classified as operating were expensed on a straight-line basis over the term of the lease.

The following table presents a summary of net book value of leased property, plant and equipment:

December 31,
2017
Network and base station equipment	8,098
Office equipment, vehicles and other	63
Leased assets, net	8,161

Additions under finance lease agreements for the years ended December 31, 2017 and 2016 amounted to RUB 3,339 million and RUB 1,117 million, respectively. Depreciation of the assets under finance leases for the years ended December 31, 2017 and 2016 amounted to RUB 702 million and RUB 603 million, respectively, and was included in depreciation and amortization expense in the accompanying consolidated statement of profit or loss.

Interest expense accrued on finance lease obligations for the year ended December 31, 2017 and 2016 amounted to RUB 954 million and RUB 855 million, respectively, and was included in finance costs in the accompanying consolidated statement of profit or loss.

The following tables present future minimum lease payments under capital leases together with the present value of the net minimum lease payments as at December 31, 2017:

December 31,
2017
Minimum lease payments, including:
Current portion (less than 1 year)	1,763
More than 1 to 5 years	6,837
Over 5 years	12,845
Total minimum lease payments	21,445
Less amount representing interest	(9,588)
Present value of net minimum lease payments, including:
Current portion (less than 1 year)	801
More than 1 to 5 years	3,138
Over 5 years	7,918
Total present value of net minimum lease payments	11,857
Less current portion of lease obligations	(801)
Non-current portion of lease obligations	11,056

Leased assets included transponders which are installed on a satellite and used for provision of satellite television services, network equipment and automobiles. The lease term of the transponders is twelve years. The lease term of network equipment is fifteen years. The average lease term of the automobiles is three years. The Group has an obligation to purchase these automobiles under the respective finance lease agreements at the end of the lease term.